Deferred Tax Assets and Deferred Tax Liabilities (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 486,009	$ 313,463
Deferred tax liabilities